Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories
Inventories by category

	6/30/2022	12/31/2021

	(€ in thousands)
Raw materials and merchandise	3,616	2,978
Work in progress	8,511	6,504
Total	12,127	9,482